Stock Subscription Agreement (Details Textual) (USD $)		12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Rd Active [Member]	Dec. 31, 2012 Trinity [Member]	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 31, 2012 Subscription Agreement [Member] Rd Active [Member]	Oct. 09, 2012 Subscription Agreement [Member] Trinity [Member]	Jul. 23, 2012 Prior To Share Exchange Agreement [Member]	Jul. 31, 2011 Surepure Us [Member]	Jul. 25, 2011 Surepure Us [Member]	Jul. 23, 2012 Surepure Us [Member] Subscription Agreement [Member] First Two Installment Each [Member]	Dec. 31, 2012 Surepure Us [Member] Prior To Share Exchange Agreement [Member]	Jul. 23, 2012 Surepure Us [Member] Prior To Share Exchange Agreement [Member]
Equity Issuance, Per Share Amount			$ 1.00
Common Shares To Be Purchased As Per Subscription Agreement		300,000	5,000,000
Common Shares To Be Purchased Value As Per Subscription Agreement			$ 5,000,000
Proceeds from Issuance or Sale of Equity				$ 348,000		$ 2,500,000
Common Shares To Be Purchased As Per Acquired Right To Purchase		2,700,000
Total Number Of Shares Purchased and Paid As Per Subscription Agreement		3,000,000
Common Stock, Shares, Issued	94,737			2,500,000	235,000		6,000,000	14,035,184	36,700,631	500,000	2,500,000	2,500,000
Additional Common Stock Share Issued		348,000